ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Apr. 27, 2018 $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 shares
ASSETS.
Cash and cash equivalents	¥ 2,108,123	$ 302,813		¥ 1,445,802		¥ 468,547
TOTAL ASSETS	20,355,601	2,923,898		7,349,735
LIABILITIES.
Accrued expenses and other current liabilities	720,918	103,554		518,955
Amount due to subsidiaries	55,622	7,990		78,767
TOTAL LIABILITIES	13,140,871	1,887,568		2,909,539
EQUITY
Ordinary shares ($0.00001 par value; 5,000,000,000 shares authorized,287,652,707 shares issued and outstanding as of December 31, 2018 , and 302,707,339 shares issued and 293,420,800 shares outstanding as of December 31, 2019, respectively)	20	3		20
Additional paid-in capital	5,117,184	735,037		4,866,756
Accumulated (deficit)/ Retained earnings	2,071,332	297,528		(430,263)
Other comprehensive income	24,906	3,577		3,683
TOTAL 360 FINANCE INC EQUITY	7,213,442	1,036,145		4,440,196
TOTAL LIABILITIES AND EQUITY	¥ 20,355,601	$ 2,923,898		¥ 7,349,735
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001	$ 0.00001		$ 0.001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000		5,000,000,000	50,000,000
Ordinary shares, issued (in shares)	302,707,339	302,707,339		287,652,707	1
Ordinary shares, outstanding (in shares)	293,420,800	293,420,800		287,652,707	1
360 Finance, Inc | Reportable legal entities
ASSETS.
Cash and cash equivalents	¥ 6,905	$ 992		¥ 336,154
Amount due from a subsidiary	1,659,444	238,364		1,363,117
Investments in subsidiaries and VIEs	5,566,790	799,618		2,766,538
TOTAL ASSETS	7,233,139	1,038,974		4,465,809
LIABILITIES.
Accrued expenses and other current liabilities	5,582	802		11,632
Amount due to subsidiaries	14,115	2,027		13,981
TOTAL LIABILITIES	19,697	2,829		25,613
EQUITY
Ordinary shares ($0.00001 par value; 5,000,000,000 shares authorized,287,652,707 shares issued and outstanding as of December 31, 2018 , and 302,707,339 shares issued and 293,420,800 shares outstanding as of December 31, 2019, respectively)	20	3		20
Additional paid-in capital	5,117,184	735,037		4,866,756
Accumulated (deficit)/ Retained earnings	2,071,332	297,528		(430,263)
Other comprehensive income	24,906	3,577		3,683
TOTAL 360 FINANCE INC EQUITY	7,213,442	1,036,145		4,440,196
TOTAL LIABILITIES AND EQUITY	¥ 7,233,139	$ 1,038,974		¥ 4,465,809
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001	$ 0.00001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000		5,000,000,000
Ordinary shares, issued (in shares)				287,652,707			302,707,339
Ordinary shares, outstanding (in shares)	293,420,800	293,420,800		287,652,707